SCUDDER
INVESTMENTS (SM)
[LOGO]


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Money Market
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Scudder U.S. Treasury
Money Fund



Semiannual Report

November 30, 2000

The fund seeks current income consistent with safety, liquidity, and stability of capital.

Contents
--------------------------------------------------------------------------------

                     4     Letter from the Fund's President

                     6     Portfolio Management Discussion

                     9     Glossary of Investment Terms

                    11     Investment Portfolio

                    12     Financial Statements

                    15     Financial Highlights

                    17     Notes to Financial Statements

                    23     Shareholder Meeting Results

                    24     Officers and Trustees

                    25     Investment Products and Services

                    27     Account Management Resources

Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Class AARP            ticker symbol SUSXX                       fund number 159

Class S               ticker symbol SCGXX                       fund number 059
--------------------------------------------------------------------------------

Date of Inception:    o  Scudder U.S. Treasury Money Fund -- Class S shares
11/23/81                 posted a 7-day average yield of 5.86% as of November
                         30, 2000.

Total Net Assets as   o  The fund's Class S shares returned 2.91% over the six
of 11/30/00 --           months ended November 30.

Class AARP:           o  The majority of the fund's investments are in
$0.6 million             repurchase agreements collateralized by U.S. government
                         notes, which offer yields comparable to those available
Class S:                 in the private sector.
$343 million

Letter from the Fund's President
--------------------------------------------------------------------------------

Dear Shareholders,

We are pleased to report to you on Scudder U.S. Treasury Money Fund's most recent semiannual period ended November 30, 2000. As of the close of the period on November 30, the 7-day average yield of Scudder U.S. Treasury Money Fund's Class S shares was 5.86%, which translates to a compound effective yield of 6.03%. Over the six-month period, the total return of the fund's Class S shares was 2.91%, outpacing the 2.82% average return of U.S. Treasury money market funds according to Lipper, Inc.

In light of the recent signs of a slowdown in the U.S. economy, and disappointing performance by technology stocks and the Nasdaq over the past several months, more and more investors are seeking portfolio diversification and stability of principal. We believe that money market funds such as Scudder U.S. Treasury Money Fund provide an ideal vehicle for the portion of your portfolio where principal stability is a top priority. In its management process, the fund's portfolio team remains ever vigilant in maintaining the fund's top-tier credit quality, while at the same time attempting to maximize yield and total return.

Our team of money market portfolio managers is highly experienced in dealing with a wide variety of economic environments. They are aided by Scudder's equity research analysts, providing helpful information on industry sectors and individual companies. In the current environment, the fund's managers are choosing money market instruments from industries that tend to be more resilient under slowing economic conditions. As described in the interview beginning on page 6, they constantly examine changing yield levels for different money market instruments, which provide up-to-the-minute assessments of credit quality. They also constantly reevaluate the fund's holdings and average maturity.

For up-to-date information on the fund and your account, visit our Web site at www.scudder.com. There you'll find a wealth of information, including the most recent performance of the fund, the latest news on Scudder products and services, and the opportunity to perform account transactions. You can also speak with one of our representatives by calling 1-800-SCUDDER (1-800-728-3337).

Thank you for your continued investment in Scudder U.S. Treasury Money Fund.

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President
Scudder U.S. Treasury Money Fund

Portfolio Management Discussion
--------------------------------------------------------------------------------
                                                               November 30, 2000

In the following interview, portfolio managers Frank Rachwalski and Christopher Proctor discuss the market environment and their approach to managing the fund.

Q: How did the fund perform over its most recent semiannual period?

A: Over the six months ended November 30, 2000, the 7-day yield for Scudder U.S. Treasury Money Fund's Class S shares rose from 5.43% to 5.86%, reflecting interest rate increases during the period. The fund's 5.86% yield as of November 30 translated to a compound effective yield of 6.03%. For the six-month period ended November 30, the total return for the fund's Class S shares was 2.91%, compared with the 2.82% average return of taxable money market funds according to Lipper, Inc.

Q: In February, March, and May 2000, the Federal Reserve Bank's Federal Open Market Committee (FOMC) raised interest rates, held them steady, and then toward the end of 2000 hinted that rates might be lowered. How has the recent interest rate environment affected money market funds?

A: What we're seeing is that the short-term yield curve is actually inverted, with slightly longer maturity money market instruments posting lower rates than those with the shortest maturities. This means that an expectation for lower overall interest rates was already built into money market rates in late 2000. Because the U.S. economy is slowing, the Federal Reserve is taking a more cautious approach, and showing concern over signs of a slowdown. It has also indicated that it is worried that banks may be overtightening credit, which could choke off economic growth. So the Fed has eliminated its bias toward higher rates, and will probably actually lower rates during the first quarter of 2001. (Editor's note: following this interview, the Federal Reserve lowered interest rates by one half percentage point in early January.)

--------------------------------------------------------------------------------
Changes in the Federal Funds Rate in 2000
--------------------------------------------------------------------------------
Federal Funds                                      New rate             Change
--------------------------------------------------------------------------------
February 2                                           5.75%              +0.25%

March 21                                             6.00%              +0.25%

May 16                                               6.50%              +0.50%
--------------------------------------------------------------------------------


The federal funds rate is the interest rate charged by banks with excess reserves at the Federal Reserve district bank to banks needing overnight loans to meet reserve requirements. The federal funds rate is the most sensitive indicator of the direction of interest rates, since it is set daily by the market and represents a very short maturity -- an overnight loan.

Q: How have you been managing the fund's average maturity in light of these conditions?

A: What we've been trying to do is to lengthen the fund's average maturity where possible, because of our perception that interest rates would be lower in the first quarter of 2001.

Q: What types of securities does the fund invest in?

A: The fund invests exclusively in high-quality short-term securities unconditionally guaranteed by the U.S. government (as to payment of principal and interest) and repurchase agreements fully backed by U.S. Treasury securities. While an investment in the fund is not insured by the FDIC or guaranteed, these securities are considered to be among the safest available due to the government guarantee and their relatively short maturities.

Q: How did you allocate the fund's assets over the period?

A: During the six-month period, we continued to emphasize repurchase agreements (commonly called "repos"), which comprised 28.3% of portfolio assets. These short-term loans (usually seven days or less) are collateralized by U.S. government notes and provide a private sector yield, a yield that is comparable with nongovernment-issued money market securities. These securities tend to trade more cheaply than comparable Treasury bills and often represent attractive value. Because

--------------------------------------------------------------------------------
Fund's Class S Shares Yields
--------------------------------------------------------------------------------
                                                     7-day            7-day
                                                    average         compounded
                                                     yield       effective yield
--------------------------------------------------------------------------------
May 31, 2000                                         5.43%            5.57%

November 30, 2000                                    5.86%            6.03%
--------------------------------------------------------------------------------


repos are collateralized by Treasuries and have relatively short maturities, these securities typically react quickly when interest rates change. Our holdings of repos benefited the fund as rates rose over the period.

Q: What is your outlook for the fund?

A: Over the coming months we will monitor the shape of the yield curve and periodically reassess our outlook on the economy. If the curve is flat we'll probably maintain a longer-than-average maturity to lock in higher yields. Though we are preparing for the possibility, we don't think a recession is likely at this point. Consumer sentiment has dipped, but we think that's related to the recent declines in the Nasdaq. Another point is that the new president is likely to bring a large tax cut next year, and we think the Congress will be amenable to that in some form. To strengthen the economy, there are a couple of things you can do: You can increase government spending and/or you can cut taxes. From the perspective of the money markets, it didn't matter which presidential candidate got in -- either way we were going to see actions taken to strengthen the economy. We will be monitoring any such actions carefully over the coming year and adjusting our strategy accordingly. Going forward, we will continue to look for attractive opportunities as they arise, seek to maintain a high yield, and be vigilant in terms of the credit quality of the portfolio.




The opinions expressed are those of the portfolio management team as of November 30, 2000, and may not actually come to pass.

Glossary of Investment Terms
--------------------------------------------------------------------------------

            Compound    Shows how much income a money market fund would provide if
     Effective Yield    reinvested, based on the current 7-day yield. Because the
                        effect of reinvestment (known as compounding) is reflected in the calculation, this yield figure will always be
                        slightly higher than the 7-day yield.

 Federal Open Market    The committee that sets interest rate and credit policies
    Committee (FOMC)    for the Federal Reserve System. The committee decides
                        whether to increase or decrease interest rates through
                        open-market operations. The committee's actions are
                        closely watched and interpreted by economists and stock
                        and bond market analysts, who try to predict whether the
                        Fed is seeking to tighten credit to reduce inflation or to loosen credit to stimulate the economy.

      Gross Domestic    Gross domestic product is a commonly referenced measure of
       Product (GDP)    the health of the U.S. economy and refers to the market
                        value of the goods and services produced by labor and
                        property in the United States. Economic growth that is
                        overly strong can lead to accelerating inflation;
                        weakening growth can lead to a recession.

           Inflation    An overall increase in prices usually measured by the
                        Consumer Price Index (CPI) and the Producer Price Index
                        (PPI). CPI is calculated by the U.S. Bureau of Labor
                        Statistics and measures the cost of a basket of goods and
                        services over time. The PPI is calculated by the U.S.
                        Department of Labor and measures the wholesale cost of
                        goods over a specified period.

          Repurchase    An agreement between a seller and a buyer, usually relating
  Agreement ("Repo")    to U.S. government securities, whereby the seller agrees to repurchase the securities at an agreed-upon price and,
                        usually, at a stated time.

         7-Day Yield    The standard yield reference for money market funds,
                        reflecting the 7-day average of the income earnings
                        capability of every holding in a given money market fund's portfolio, net of expenses, assuming each is held to
                        maturity.

                                       9

        Total Return    The most common yardstick to measure the performance of
                        a fund. Total return -- annualized or compounded -- is
                        based on a combination of share price changes plus
                        income and capital gain distributions, if any, expressed
                        as a percentage gain or loss in value.

          Treasuries    Negotiable debt obligations of the U.S. government secured by its full faith and credit and issued at various
                        schedules and maturities. These include Treasury bills,
                        notes, and bonds. The income from Treasury securities is
                        exempt from state and local, but not federal taxes.

         Yield Curve    A graph showing the term structure of interest rates
                        by plotting the yields of all debt instruments (e.g.,
                        money market securities) of the same quality with
                        maturities ranging from the shortest to the longest
                        appropriate maturities.

(Source: Zurich Scudder Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)

Additional glossary terms are available at our Internet Web site -- www.scudder.com.

Investment Portfolio                             as of November 30, 2000 (Unaudited)
-----------------------------------------------------------------------------------------

                                                                  Principal
                                                                 Amount ($)     Value ($)
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Repurchase Agreements 28.3%
-----------------------------------------------------------------------------------------

 Credit Suisse Corp., 6.45%, to be repurchased at
    $15,037,625 on 12/11/2000** ............................    15,000,000    15,000,000
 Greenwich Capital, 6.43%, to be repurchased at
    $30,037,508 on 12/5/2000** .............................    30,000,000    30,000,000
 Lehman Brothers, Inc., 6.44%, to be repurchased at
    $30,037,567 on 12/1/2000** .............................    30,000,000    30,000,000
 Merrill Lynch & Co., Inc., 6.45%, to be repurchased at
    $15,002,688 on 12/1/2000** .............................    15,000,000    15,000,000
 State Street Bank and Trust Company, 6.47%, to be
    repurchased at $12,252,202 on 12/1/2000** ..............    12,250,000    12,250,000

-----------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $102,250,000)                              102,250,000
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Commercial Paper 26.9%
-----------------------------------------------------------------------------------------

 Chase Securities, Inc., 6.4%, 12/21/2000 ..................    15,000,000    15,000,000
 Goldman Sachs Inc., 6.43%, 12/11/2000 .....................    30,000,000    30,000,000
 Morgan Stanley Dean Witter, 6.45%,
    1/25/2001 ..............................................    20,000,000    20,000,000
 Salomon Brothers Inc., 6.42%, 1/9/2001 ....................    32,000,000    32,000,000

-----------------------------------------------------------------------------------------
Total Commercial Paper (Cost $97,000,000)                                     97,000,000
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
U.S. Treasury Obligations 25.7%
-----------------------------------------------------------------------------------------

 U.S. Treasury Bill:
    6.36%***, 12/21/2000 ...................................    25,000,000    24,911,667
    6.37%***, 12/21/2000 ...................................    25,000,000    24,911,528
    6.38%***, 12/21/2000 ...................................    26,000,000    25,907,844
    6.45%***, 12/15/2000 ...................................    17,000,000    16,957,358

-----------------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $92,688,397)                            92,688,397
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
U.S. Government & Agencies 19.1%
-----------------------------------------------------------------------------------------

 Overseas Private Investment Corp., 6.5%*, 4/2/2007
    (Cost $68,905,000) .....................................    68,905,000    68,905,000

-----------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $360,843,397) (a)                 360,843,397
-----------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their rate as of November 30, 2000.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

***  Annualized yield at purchase; not a coupon rate.

(a)  The cost for federal income tax purposes was $360,843,397.


    The accompanying notes are an integral part of the financial statements.

Financial Statements
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Statement of Assets and Liabilities as of November 30, 2000 (Unaudited)
----------------------------------------------------------------------------------------------

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value (including repurchase
   agreements of $102,250,000) (cost $360,843,397) ...........................   $360,843,397
Cash .........................................................................             26
Interest receivable ..........................................................      1,652,792
Receivable for Fund shares sold ..............................................      1,082,456
Due from Adviser .............................................................         26,812
Other assets .................................................................         27,383
                                                                                 ------------
Total assets .................................................................    363,632,866

Liabilities
----------------------------------------------------------------------------------------------
Payable for investments purchased ............................................     16,957,358
Dividends payable ............................................................         84,639
Payable for Fund shares redeemed .............................................      2,741,703
Accrued management fee .......................................................        181,101
Accrued Trustees' fees and expenses ..........................................         41,653
Other accrued expenses and payables ..........................................        197,523
                                                                                 ------------
Total liabilities ............................................................     20,203,977
----------------------------------------------------------------------------------------------
Net assets, at value                                                             $343,428,889
----------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------
Net assets consist of:
Paid-in capital ..............................................................    343,428,889
----------------------------------------------------------------------------------------------
Net assets, at value                                                             $343,428,889
----------------------------------------------------------------------------------------------

Net Asset Value
----------------------------------------------------------------------------------------------
Class AARP
Net Asset Value, offering and redemption price per share ($612,514 / 612,486
   outstanding shares of beneficial interest, $.01 par value, unlimited number   ------------
   of shares authorized) .....................................................   $       1.00
                                                                                 ------------

Class S
Net Asset Value, offering and redemption price per share ($342,816,375 /
   342,781,377 outstanding shares of beneficial interest, $.01 par value,        ------------
   unlimited number of shares authorized) ....................................   $       1.00
                                                                                 ------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Operations for the six months ended November 30, 2000
(Unaudited)
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Interest ......................................................   $ 11,377,478
                                                                  ------------
Expenses:
Management fee ................................................        818,942
Services to shareholders ......................................        629,871
Custodian and accounting fees .................................         19,060
Auditing ......................................................          9,631
Legal .........................................................          8,825
Trustees' fees and expenses ...................................          4,962
Reports to shareholders .......................................         14,800
Registration fees .............................................          1,155
Administrative fee ............................................        230,928
Other .........................................................          2,243
                                                                  ------------
Total expenses, before expense reductions .....................      1,740,417
Expense reductions ............................................       (512,698)
                                                                  ------------
Total expenses, after expense reductions ......................      1,227,719
--------------------------------------------------------------------------------
Net investment income                                               10,149,759
--------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments .....................          8,195
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                               8,195
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $ 10,157,954
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------
Statements of Changes in Net Assets
-------------------------------------------------------------------------------------
                                                       Six Months
                                                     Ended November
                                                        30, 2000      Year Ended May
Increase (Decrease) in Net Assets                     (Unaudited)        31, 2000
-------------------------------------------------------------------------------------
Operations:
Net investment income .............................   $  10,149,759    $  18,863,685
Net realized gain (loss) on
   investment transactions ........................           8,195             --
                                                      -------------    -------------
Net increase (decrease) in net assets resulting
   from operations ................................      10,157,954       18,863,685
                                                      -------------    -------------
Distributions to shareholders from:
Net investment income:
  Class AARP ......................................          (2,097)            --
                                                      -------------    -------------
  Class S .........................................     (10,155,857)     (18,863,685)
                                                      -------------    -------------
Fund share transactions:
Proceeds from shares sold .........................     384,484,709      663,431,753
Reinvestment of distributions .....................       9,505,148       17,880,673
Cost of shares redeemed ...........................    (415,934,301)    (742,567,207)
                                                      -------------    -------------
Net increase (decrease) in net assets from Fund
   share transactions .............................     (21,944,444)     (61,254,781)
                                                      -------------    -------------
Increase (decrease) in net assets .................     (21,944,444)     (61,254,781)
Net assets at beginning of period .................     365,373,333      426,628,114
                                                      -------------    -------------
Net assets at end of period .......................   $ 343,428,889    $ 365,373,333
                                                      -------------    -------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

Class AARP

------------------------------------------------------------------------------------
                                                                           2000(a)
------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $1.000
                                                                          ----------
------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------
  Net investment income .009 Less distributions from:
------------------------------------------------------------------------------------
  Net investment income and net realized gains on investment transactions  (.009)
------------------------------------------------------------------------------------
Net asset value, end of period                                            $1.000
                                                                          ----------
------------------------------------------------------------------------------------
Total Return (%)                                                            .95**
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      .6
------------------------------------------------------------------------------------
Ratio of expenses (%)                                                       .80*
------------------------------------------------------------------------------------
Ratio of net investment income (%)                                         5.78*
------------------------------------------------------------------------------------

(a) From October 2, 2000 (commencement of sales of Class AARP shares) to November 30, 2000 (Unaudited).
*    Annualized
**   Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Class S (a)

------------------------------------------------------------------------------------
                         2000(b)  2000(c) 1999(d)  1998(e) 1997(e)  1996(e) 1995(e)
------------------------------------------------------------------------------------
Net asset value,
beginning of period     $1.000   $1.000   $1.000  $1.000   $1.000  $1.000   $1.000
                        ------------------------------------------------------------
------------------------------------------------------------------------------------
Income (loss) from investment operations:
------------------------------------------------------------------------------------
  Net investment income   .029     .047     .040    .047     .045    .048     .046
------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------
  Net investment income
  and net realized
  gains on investment
  transactions (f)       (.029)   (.047)   (.040)  (.047)   (.045)  (.048)   (.046)
------------------------------------------------------------------------------------
Net asset value, end
of period               $1.000   $1.000   $1.000  $1.000   $1.000  $1.000   $1.000
                        ------------------------------------------------------------
------------------------------------------------------------------------------------
Total Return (%) (g)     2.91**   4.83     4.09**  4.83     4.58    4.91     4.70
------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of
period ($ millions)       343      365      427     389      399     396      383
------------------------------------------------------------------------------------
Ratio of expenses
before expense
reductions (%)            .99*    1.06(h)  1.08*   1.00      .94     .92      .90
------------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)    .70*     .66(h)   .65*    .65      .65     .65      .65
------------------------------------------------------------------------------------
Ratio of net investment
income (%)               5.78*     4.70    4.37*    4.72     4.49    4.80     4.61
------------------------------------------------------------------------------------

(a)  On October 2, 2000 existing shares of the Fund were redesignated as Class
     S.
(b)  For the six months ended November 30, 2000 (Unaudited).
(c)  For the year ended May 31, 2000.
(d) For the eleven months ended May 31, 1999. On August 10, 1998, the Fund changed the fiscal year end from June 30 to May 31.
(e)  Years ended June 30.
(f)  Net realized capital gains were less than 6/10 of 1(cent)per share.
(g)  Total returns would have been lower had certain expenses not been reduced.
(h) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.04% and .65%, respectively (see Notes to Financial Statements).
*    Annualized
**   Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

On October 2, 2000, the Fund commenced offering multiple classes of shares. Existing shares of the Fund were redesignated as Class S and the Fund commenced offering Class AARP shares. The two classes of shares provide investors with different purchase options. Shares of Class AARP are especially designed for members of AARP. After December 29, 2000, Class S shares of the Fund will generally not be available to new investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes except that each class bears certain expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

As described in Note F, Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc., has initiated a restructuring program for most of its Scudder no-load open-end funds. As part of this reorganization, the Fund adopted a new Investment Management Agreement and entered into an Administrative Agreement. Both of these agreements were effective October 2, 2000. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Agreement") with Zurich Scudder Investments, Inc. ("Scudder" or the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.50% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with Scudder. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to an annual rate of 0.40% of the first $500,000,000 of the Fund's average daily net assets, 0.385% of the next $500,000,000 of such net assets and 0.37% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly.

From June 1, 2000 to October 1, 2000 the Adviser agreed to maintain the annualized expenses of the Fund at not more than 0.65% of average daily net assets. Certain expenses, such as taxes, brokerage and interest expense are excluded from the expense limitation. Accordingly, the Adviser did not impose a portion of its management fee pursuant to the Agreement aggregating $507,483 for the period prior to October 2, 2000, and the amount imposed aggregated $311,459 under the agreements for the six months ended November 30, 2000. The management fee imposed is equivalent to an annualized effective rate of 0.18% of the Fund's average daily net assets.

Administrative Fee. Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with Scudder. Under the Administrative Agreement the Adviser provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by Scudder under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.40% of average daily net assets computed and accrued daily and payable monthly. As of the effective date of the Administrative Agreement, each service provider will continue to provide the services that it currently provides to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under the current arrangements, except that Scudder will pay these entities for the provision of their services to the Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund will not be borne by Scudder under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period October 2, 2000 through November 30, 2000, the Administrative Agreement expense charged to the Fund amounted to $230,928, of which $106,975 is unpaid at November 30, 2000.

Service Fees. Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the

Fund. Prior to October 2, 2000, the amount charged to the Fund by SSC aggregated $206,909, of which $51,866 is unpaid at November 30, 2000.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. Prior to October 2, 2000, the amount charged to the Fund by STC aggregated $364,103, of which $2,982 is unpaid at November 30, 2000.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to October 2, 2000 the amount charged to the Fund by SFAC aggregated $15,516, all of which is paid at November 30, 2000.

Effective October 2, 2000, the above fees will be paid by the Adviser in accordance with the Administrative Agreement.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Adviser an annual retainer plus specified amounts for attended board and committee meetings. For the six months ended November 30, 2000, Trustees' fees and expenses aggregated $4,962.

Other Related Parties. Effective October 2, 2000, Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for advice and other services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter.

C. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended November 30, 2000, the Fund's custodian fees were reduced by $3,488. Prior to October 2, 2000, transfer agent fees were reduced by $1,727.

Effective October 2, 2000, transfer agent credits will no longer be used to reduce fund expenses.

D. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with Chase Manhattan Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Capital Share Transactions

The following table summarizes share and dollar activity in the Fund:

                            Six Months Ended                       Year Ended
                      November 31, 2000 (Unaudited)               May 31, 1999
                   --------------------------------  --------------------------------
                       Shares           Dollars          Shares           Dollars
Shares sold
-------------------------------------------------------------------------------------
Class AARP* .......       659,376   $      659,404               --   $           --
Class S** .........   383,787,266      383,825,305      663,431,753      663,431,753
                                    --------------                    --------------
                                    $  384,484,709                    $  663,431,753
                                    --------------                    --------------
Shares issued to shareholders in reinvestment of distributions
-------------------------------------------------------------------------------------
Class AARP* .......         1,859   $        1,859               --   $           --
Class S** .........     9,503,289        9,503,289       17,880,673       17,880,673
                                    --------------                    --------------
                                    $    9,505,148                    $   17,880,673
                                    --------------                    --------------

Shares redeemed
-------------------------------------------------------------------------------------
Class AARP* .......       (48,749)   $     (48,749)               --   $           --
Class S** .........  (415,885,552)    (415,885,552)    (742,567,207)    (742,567,207)
                                    --------------                    --------------
                                    $(415,934,301)                    $(742,567,207)
                                    --------------                    --------------

Net increase (decrease)
-------------------------------------------------------------------------------------
Class AARP* .......       612,486   $      612,514               --   $           --
Class S** .........   (22,594,997)     (22,556,958)     (61,254,781)     (61,254,781)
                                    --------------                    --------------
                                    $ (21,944,444)                    $ (61,254,781)
                                    --------------                    --------------


* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to November 30, 2000.

** On October 2, 2000, existing shares of the Fund were redesignated as Class S.

F. Reorganization

In early 2000, Scudder initiated a restructuring program for most of its Scudder no-load open-end funds in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the no-load open-end funds Scudder advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the creation of one Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by Scudder and certain of the affected funds. For the year ended May 31, 2000, a one-time fee of $53,625 was accrued for payment to those Trustees not affiliated with the Adviser who did not stand for re-election. Inasmuch as the Adviser will also benefit from administrative efficiencies of a consolidated board, the Adviser has agreed to bear $26,812 of such costs, which were paid to the Fund in December 2000.

Shareholder Meeting Results                                          (Unaudited)
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Scudder U.S. Treasury Money Fund (the "fund") was held on July 13, 2000, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees of Scudder U.S. Treasury Money Fund.

                                                         Number of Votes:
   Director                                         For              Withheld
--------------------------------------------------------------------------------
   Henry P. Becton, Jr.                         156,190,444          4,618,922
   Linda C. Coughlin                            156,132,240          4,677,127
   Dawn-Marie Driscoll                          156,160,206          4,649,161
   Edgar R. Fiedler                             156,156,840          4,652,526
   Keith R. Fox                                 156,261,960          4,547,407
   Joan E. Spero                                155,947,553          4,861,814
   Jean Gleason Stromberg                       156,082,368          4,726,999
   Jean C. Tempel                               156,124,387          4,684,979
   Steven Zaleznick                             156,041,836          4,767,531
--------------------------------------------------------------------------------


2. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants for the fund for the fiscal year ending May 31, 2001.

                                    Number of Votes:
                                                                      Broker
         For                Against              Abstain            Non-Votes*
--------------------------------------------------------------------------------
     155,434,942           1,838,944            3,535,480                0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Officers and Trustees
--------------------------------------------------------------------------------

 Linda C. Coughlin*
   o  President and Trustee

 Henry P. Becton, Jr.
   o  Trustee; President, WGBH
      Educational Foundation

 Dawn-Marie Driscoll
   o  Trustee; President, Driscoll
      Associates; Executive Fellow,
      Center for Business Ethics, Bentley
      College

 Edgar R. Fiedler
   o  Trustee; Senior Fellow and
      Economic Counsellor, The
      Conference Board, Inc.

 Keith R. Fox
   o  Trustee; General Partner,
      The Exeter Group of Funds

 Joan E. Spero
   o  Trustee; President, The Doris
      Duke Charitable Foundation

 Jean Gleason Stromberg
   o  Trustee; Consultant

 Jean C. Tempel
   o  Trustee; Managing Director,
      First Light Capital, LLC

 Steven Zaleznick
   o Trustee; President and
     Chief Executive Officer,
     AARP Services, Inc.

 Thomas V. Bruns*
   o  Vice President

 William F. Glavin*
   o  Vice President

 James E. Masur*
   o  Vice President

 Frank J. Rachwalski, Jr.*
   o  Vice President

 Howard S. Schneider*
   o  Vice President

 John Millette*
   o  Vice President and Secretary

 Kathryn L. Quirk*
   o  Vice President and
      Assistant Secretary

 John R. Hebble*
   o  Treasurer

 Brenda Lyons*
   o  Assistant Treasurer

 Caroline Pearson*
   o  Assistant Secretary


 *Zurich Scudder Investments, Inc.

Investment Products and Services
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder Funds
--------------------------------------------------------------------------------

Money Market                                U.S. Growth
  Scudder U.S. Treasury Money Fund          Value
  Scudder Cash Investment Trust               Scudder Large Company Value Fund
  Scudder Money Market Series --              Scudder Value Fund
   Prime Reserve Shares                       Scudder Small Company Value Fund
   Premium Shares
   Managed Shares                           Growth
  Scudder Tax Free Money Fund                 Scudder Classic Growth Fund
                                              Scudder Capital Growth Fund
Tax Free                                      Scudder Large Company Growth Fund
  Scudder Medium Term Tax Free Fund           Scudder Select 1000 Growth Fund
  Scudder Managed Municipal Bonds             Scudder Development Fund
  Scudder High Yield Tax Free Fund            Scudder Small Company Stock Fund
  Scudder California Tax Free Fund            Scudder 21st Century Growth Fund
  Scudder Massachusetts Tax Free Fund
  Scudder New York Tax Free Fund            Global Equity
                                            Worldwide
U.S. Income                                   Scudder Global Fund
  Scudder Short Term Bond Fund                Scudder International Fund
  Scudder GNMA Fund                           Scudder Global Discovery Fund
  Scudder Income Fund                         Scudder Emerging Markets Growth Fund
  Scudder High Yield Bond Fund                Scudder Gold Fund

Global Income                               Regional
  Scudder Global Bond Fund                    Scudder Greater Europe Growth Fund
  Scudder Emerging Markets Income Fund        Scudder Pacific Opportunities Fund
                                              Scudder Latin America Fund
Asset Allocation                              The Japan Fund, Inc.
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Moderate Portfolio        Industry Sector Funds
  Scudder Pathway Growth Portfolio            Scudder Health Care Fund
                                              Scudder Technology Innovation Fund
U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder Select 500 Fund
  Scudder S&P 500 Index Fund



                                       25

--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

 Retirement Programs                        Education Accounts
   Traditional IRA                            Education IRA
   Roth IRA                                   UGMA/UTMA
   SEP-IRA                                    IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

--------------------------------------------------------------------------------
Closed-End Funds
--------------------------------------------------------------------------------

   The Argentina Fund, Inc.                 Montgomery Street Income Securities, Inc.
   The Brazil Fund, Inc.                    Scudder Global High Income Fund, Inc.
   The Korea Fund, Inc.                     Scudder New Asia Fund, Inc.


Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program

           Convenient      Automatic Investment Plan
      ways to invest,
          quickly and      A convenient investment program in which money is
             reliably      electronically debited from your bank account monthly
                           to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                           Automatic Dividend Transfer

                           The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                           QuickBuy

                           Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                           Payroll Deduction and Direct Deposit

                           Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                           * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.

          Around-the-      Automated Information Lines
     clock electronic
              account      Scudder Class S Shareholders:
          service and      Call SAIL(TM) -- 1-800-343-2890
         information,
       including some      AARP Investment Program Shareholders:
         transactions      Call Easy-Access Line -- 1-800-631-4636

                           Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                           Web Site

                           Scudder Class S Shareholders --
                           www.scudder.com

                           AARP Investment Program Shareholders --
                           aarp.scudder.com

                           Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever you need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.

--------------------------------------------------------------------------------

            Those who      Automatic Withdrawal Plan
            depend on
           investment      You designate the bank account, determine the
         proceeds for      schedule (as frequently as once a month) and amount
      living expenses      of the redemptions, and Scudder does the rest.
      can enjoy these
          convenient,      Distributions Direct
          timely, and
             reliable      Automatically deposits your fund distributions into
            automated      the bank account you designate within three business
           withdrawal      days after each distribution is paid.
             programs
                           QuickSell

                           Provides speedy access to your money by
                           electronically crediting your redemption proceeds to the bank account you previously designated.

             For more      Scudder Class S Shareholders:
          information
          about these      Call a Scudder representative at
             services      1-800-SCUDDER

                           AARP Investment Program Shareholders:

                           Call an AARP Investment Program representative at 1-800-253-2277

       Please address      For Scudder Class S Shareholders:
          all written
       correspondence      The Scudder Funds
                   to      PO Box 219669
                           Kansas City, MO
                           64121-9669

                           For AARP Investment Program Shareholders:

                           AARP Investment Program from Scudder
                           PO Box 219735
                           Kansas City, MO
                           64121-9735

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

About the Fund's Adviser










SCUDDER
INVESTMENTS (SM)
[LOGO]



AARP Investment
Program from Scudder
PO Box 219735
Kansas City, MO 64121-9735
1-800-253-2277
aarp.scudder.com

Scudder Funds
PO Box 219669
Kansas City, MO 64121-9669
1-800-SCUDDER
www.scudder.com


A  member  of  [LOGO]  Zurich  Scudder Investments



Zurich Scudder Investments, Inc., a leading global investment management firm, is a member of the Zurich Financial Services Group. Zurich Scudder Investments is one of the largest and most experienced investment management organizations in the world, managing more than USD 360 billion in assets for corporate clients, retirement and pension plans, insurance companies, mutual fund investors, and individuals worldwide. Headquartered in New York, Zurich Scudder Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies.

Headquartered in Zurich, Switzerland, Zurich Financial Services Group is one of the global leaders in the financial services industry, providing its customers with products and solutions in the area of financial protection and asset accumulation.





This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.